Annual Fund Operating Expenses - Columbia Seligman Communications and Information Fund	Oct. 01, 2020
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.23%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.98%
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.48%
Class Adv
Operating Expenses:
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.98%
Class Inst2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.94%
Class Inst
Operating Expenses:
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.98%
Class Inst3
Operating Expenses:
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.89%